Significant Accounting Policies (Details) - Schedule of Estimated Useful Life on a Straight-Line Basis	12 Months Ended
Dec. 31, 2023
Technology [Member] | Minimum [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	13.00%
Technology [Member] | Maximum [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	33.00%
Customer relationships [Member] | Minimum [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	7.00%
Customer relationships [Member] | Maximum [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	17.00%
Patents [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	10.00%